Other Assets and Non-current Assets Held for Sale	12 Months Ended
Dec. 31, 2020
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Other Assets and Non-current Assets Held for Sale

Note 17 - Other Assets and Non-current Assets Held for Sale

a)	The detail of other assets is as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$
Assets for leasing (1)	10,807	18,724
Other assets	531,826	752,137
Deposits in guarantee	11,230	33,786
Accounts and notes receivable (2)	37,070	48,017
Rights on brokerage transactions	26,589	158,687
Repossessed assets from leasing transactions	3,809	1,787
Prepaid expenses (3)	26,629	21,179
Collateral for financial transactions (threshold)	413,439	407,529
Claims receivable from insurance companies	230	1,933
Asset management fees receivable	811	816
Insurance brokerage fees receivable	6,741	5,654
Other assets	5,278	72,749
Totals	542,633	770,861

(1)	Property, plant and equipment acquired to be ceded under financial leases.
(2)	This includes rights and accounts receivable that fall outside the Bank’s line of business such as tax credits, cash guarantee deposits and other balances pending of collection.
(3)	Includes payments made in advance for different services that will be received (leases, insurance, and others).
b)	The detail of non-currents assets held for sale is as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$
Assets received in lieu of payment	13,269	10,291
Property, plant and equipment held for sale (1)	1,809	6,911
Totals	15,078	17,202

(1)	Corresponds to buildings owned by Itaú Corpbanca Colombia S.A. held for sale, as approved by the Board of Directors of the entity, during the meeting held on July 31, 2018.